SEWARD & KISSEL LLP

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Telephone: (202) 737-8833

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www.sewkis.com

August 2, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Cap Fund, Inc.

– AB All China Equity Portfolio

File No. 2-29901

Accession No. 0000919574-18-004892

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a filing dated July 25, 2018, Accession No. 0000919574-18-004892, for the AB All China Equity Portfolio (the “Fund”). The purpose of the filing is to submit the Rule 497 filing in interactive data format for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Attachment

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase